Recapitalization	12 Months Ended
Dec. 31, 2024
Recapitalization [Abstract]
RECAPITALIZATION

NOTE 4. RECAPITALIZATION

As discussed in Note 1, “Nature of Operations”, On December 12, 2023, ECD completed the business combination (the “Business Combination”) contemplated by the merger agreement, dated as of March 3, 2023 (the “Merger Agreement”) by and among EFHT, Humble Imports Inc., d/b/a ECD Auto Design, a Florida corporation (“Humble” or “ECD”), ECD Auto Design UK, Ltd., an England and Wales corporation (the “ECD UK”), EFHAC Merger Sub, Inc., a Florida corporation (“Merger Sub”) and wholly-owned subsidiary of EFHT, and Scott Wallace, as the Securityholder Representative. The Merger Agreement was previously reported on the Current Report on Form 8-K filed by EFHT with the SEC on March 6, 2023.

At the Closing, pursuant to the terms of the Merger Agreement and after giving effect to the redemptions of shares of EFHT Common Stock:

●	the total consideration paid at the Closing (the “Merger Consideration”) by EFHT to Humble security holders was 26,500,000 shares of Company Common Stock, 25,000 shares of Company Preferred Stock, a warrant to purchase 1,091,525 shares of Company Common Stock, and a warrant to purchase 15,819 shares of Company Preferred Stock, (the “Securities Consideration”), and a cash payment of $2,000,000 pro rata to the former security holders of Humble (the “Cash Consideration” and, collectively with the Securities Consideration, the “Merger Consideration”);

●	each share of Merger Sub common stock, par value $0.0001 per share (“Merger Sub Common Stock”), issued and outstanding immediately prior to the Effective Time was converted into one newly issued share of Company Common Stock of the Surviving Corporation.

Following the filing of a Certificate of Merger with the Florida Department of State, Merger Sub merged with and into Humble with Humble as the surviving corporation, effective December 12, 2023. Thus, Humble became a wholly-owned subsidiary of the Company. In connection with the Merger, the Company changed its name to “ECD Automotive Design, Inc.”

Although EFHAC was the legal acquirer of ECD in the merger, ECD is deemed to be the accounting acquirer, and the historical financial statements of ECD became the basis for the historical financial statements of the Company upon the closing of the merger. ECD was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	ECD’s existing stockholders have the greatest voting interest in the combined company;

●	ECD’s existing stockholders have the ability to control decisions regarding election and removal of directors and officers of the combined company;

●	ECD is the larger entity in terms of substantive operations and employee base;

●	ECD comprises the ongoing operations of the combined company; and

●	ECD’s existing senior management is the senior management of the combined company.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to December 12, 2023, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to ECD’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to ECD’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio established in the merger.

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ deficit for the period ended December 31, 2023:

Cash-trust and cash, net of redemptions	$241,329
Less: transaction expenses paid	(241,329)
Net proceeds from the Business Combination	—
Less: recognition of SPAC closing balance sheet	(762,710)
Reverse recapitalization, net	$(762,710)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

EFHAC Class A common stock, outstanding prior to the Business Combination	11,500,000
Less: Redemption of EFHAC Class A common stock	(11,477,525)
Class A common stock of EFHAC	22,475
EFHAC public rights shares outstanding	1,437,500
EFHAC founder shares outstanding	2,875,000
EFHAC private shares outstanding	257,500
EFHAC private rights shares outstanding	32,187
EFHAC shares issued to EF Hutton (underwriter) (1)	750,000
Business Combination shares	5,375,662
ECD Shares	26,500,000
Common Stock immediately after the Business Combination	31,874,662
(1)	Excludes 25,000 shares granted to Ben Piggott which were issued in January 2024, and recorded as a share issuance liability in other payable on the consolidated balance sheet at December 31, 2023.

The number of ECD shares was determined as follows:

	ECD Shares	ECD Shares after conversion ratio
Class A Common Stock (before Defender SPV shares)	100	24,000,000

Public and private placement warrants

The 11,500,000 Public Warrants issued at the time of EFHAC’s initial public offering and 257,500 warrants issued in connection with private placement at the time of EFHAC’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company (see Note 13).

Redemption

Prior to the closing of the Business Combination, certain EFHAC public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 11,477,525 shares of EFHAC Class A common stock for an aggregate payment of $37,261,500.